Business Segments (Details) - Schedule of revenues and cost of goods sold from operation - Business segments [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 4,131,639	$ 4,053,131	$ 11,008,532	$ 12,882,250
Cost of Sales	2,408,045	2,349,554	6,248,757	7,546,180
Fertilizer sales [Member]
Segment Reporting Information [Line Items]
Revenues	3,721,181	3,972,391	10,548,324	12,178,231
Cost of Sales	2,176,053	2,261,100	5,994,087	6,742,300
Logistic [Member]
Segment Reporting Information [Line Items]
Revenues	410,338		378,853
Cost of Sales	231,903		133,905
Agricultural products (food) sales [Member]
Segment Reporting Information [Line Items]
Revenues	120	80,740	81,355	704,019
Cost of Sales	$ 89	$ 88,454	$ 120,765	$ 803,880